INCOME TAXES	12 Months Ended
Feb. 28, 2025
INCOME TAXES
INCOME TAXES

13.         INCOME TAXES

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation.

Hong Kong

TAL Hong Kong is established in Hong Kong and has been subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to taxes at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%, and each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate. The provision for Hong Kong profits tax in the consolidated financial statements was immaterial for the years ended February 28, 2023, February 29, 2024 and February 28, 2025.

PRC

Under the PRC Enterprise Income Tax Law, enterprise income tax (“EIT”) rate is 25% for most enterprises with the following exceptions.

TAL Beijing and Beijing Xintang Sichuang are qualified as High and New Technology Enterprises (“HNTE”) and accordingly entitled to a preferential tax rate of 15% from calendar years 2020 through 2025.

Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”) is qualified as HNTE and accordingly entitled to a preferential tax rate of 15% from calendar years 2023 through 2026.

Shenzhen Xingtong is qualified as HNTE and accordingly entitled to a preferential tax rate of 15% from calendar years 2024 through 2026.

Provision for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Current - income tax expenses	$19,894	$14,237	$36,960
Deferred - income tax expenses	117	1,142	1,360

Total	$20,011	$15,379	$38,320

13.         INCOME TAXES - continued

PRC – continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 29,	February 28,
	2024	2025
Deferred tax assets:
Advertising expenses and prepaid rental	$189,712	$207,251
Property and equipment	2,628	2,922
Impairment loss on long-term investments	47,660	45,473
Others	66,107	79,988
Tax losses carry-forward	252,109	180,641
Less: valuation allowance	(553,596)	(512,788)
Deferred tax assets, net	$4,620	$3,487

Deferred tax liabilities:
Intangible assets	449	67
Others	1,911	3,407
Deferred tax liabilities	$2,360	$3,474

As of February 28, 2025, the Group had operating loss carry-forward of $752,446 from entities in the PRC to offset the future tax profit for five years, and the period was extended to ten years for entities which qualified as HNTE in calendar year 2018 and thereafter. The Company operates its business through its subsidiaries, its VIEs and their subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. Valuation allowance of $553,596 and $512,788 was recorded as of February 29, 2024 and February 28, 2025, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in the VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

13.         INCOME TAXES – continued

PRC - continued

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in its consolidated financial statements for the years ended February 28, 2023, February 29, 2024 and February 28, 2025. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal years 2023, 2024 and 2025 to (loss) / income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
(Loss) / income before provision for income tax	$(109,719)	$17,483	$132,111
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(27,430)	4,371	33,028
Effect of non-deductible expenses and loss and super deduction expenses	(10,200)	5,669	11,570
Effect of income tax exemptions and preferential tax rates	(47,062)	(700)	(7,225)
Effect of income tax rate difference in other jurisdictions	75,598	(70)	(14,431)
Change in valuation allowance	29,105	6,109	15,378

Income tax expenses	$20,011	$15,379	$38,320

13.         INCOME TAXES – continued

PRC - continued

If the Group did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the increase in income tax expenses and net (loss) / income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Increase in income tax expenses	$47,062	$700	$7,225
Net (loss) / income per common share-basic	$(0.86)	$(0.02)	$0.38
Net (loss) / income per common share-diluted	$(0.86)	$(0.02)	$0.38

The PRC EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for PRC EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute which is subject to the determination by PRC tax authorities.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

The aggregate undistributed earnings of the Company’s subsidiaries, the VIEs and their subsidiaries and schools located in the PRC that are available for distribution are $2,740,513 and $2,841,246 as of February 29, 2024 and February 28, 2025, respectively. Upon distribution of such earnings, the Company will be subject to PRC withholding taxes, the amount of which is impractical to estimate. The Company intends to permanently reinvest all earnings in China and its subsidiaries do not intend to declare dividends to the Company.